Expense Example - Stone Ridge Diversified Alternatives Fund	May 07, 2021 USD ($)
Class J
Expense Example:
Expense Example, with Redemption, 1 Year	$ 239
Expense Example, with Redemption, 3 Years	1,310
Expense Example, with Redemption, 5 Years	2,376
Expense Example, with Redemption, 10 Years	5,021
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	210
Expense Example, with Redemption, 3 Years	1,228
Expense Example, with Redemption, 5 Years	2,246
Expense Example, with Redemption, 10 Years	$ 4,799